Impairment Charges	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Impairment Charges and Reversals

11. IMPAIRMENT CHARGES AND REVERSALS
At each reporting date, the Company assesses its CGUs for indicators of impairment or when facts and circumstances suggest the carrying amount may exceed the recoverable amount. Impairment losses recognized in prior periods, other than goodwill impairments, are assessed at each reporting date for any indicators that the impairment losses may no longer exist or may have decreased. Goodwill is tested for impairment at least annually. For the purposes of impairment testing, goodwill is allocated to the CGU to which it relates.
A) Upstream Cash-Generating Units
i) 2022 Impairment Charges and Reversals
The Company tested the CGUs with associated goodwill for impairment as at December 31, 2022, and there were no impairments. The Company also tested the Sunrise CGU for impairment due to a decline in near-term forward prices between the date of the Sunrise Acquisition and December 31, 2022. The recoverable amount of the Sunrise CGU was in excess of its carrying amount and no impairment was recorded.
Key Assumptions
The recoverable amounts (Level 3) of Cenovus’s Oil Sands CGUs that were tested for impairment are approximated using FVLCOD. Key assumptions used to estimate the present value of future net cash flows from reserves include forward prices and costs, consistent with Cenovus’s IQREs, as well as costs to develop and the discount rates. Fair values for producing properties are calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates as at December 31, 2022. All reserves are evaluated as at December 31, 2022, by the Company’s IQREs.
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2022, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2023	2024	2025	2026	2027	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	80.33	78.50	76.95	77.61	79.16	2.00%
Western Canadian Select (C$/barrel)	76.54	77.75	77.55	80.07	81.89	2.00%
Condensate at Edmonton (C$/barrel)	106.22	101.35	98.94	100.19	101.74	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	4.23	4.40	4.21	4.27	4.34	2.00%
(1)      Assumes natural gas heating value of one million British thermal units per thousand cubic feet (“Mcf”).
Discount Rates
Discounted future cash flows are determined by applying a discount rate between 14 percent and 15 percent based on the individual characteristics of the CGU, and other economic and operating factors.
Sensitivities
For the Sunrise CGU, a one percent increase in the discount rate would result in an impairment of $69 million and a five percent decrease in forward price estimates would result in an impairment of $226 million. A one percent increase in the discount rate or a five percent decrease in forward price estimates would not impact the result of the impairment tests performed on CGUs with associated goodwill.
ii) 2021 Impairment Charges and Reversals
As at December 31, 2021, there was no impairment of the Company’s upstream CGUs or goodwill. As at December 31, 2021, there were indicators of impairment reversals for the Company’s upstream CGUs due to an increase in forward commodity prices. An assessment was performed and indicated the recoverable amount was greater than the carrying value.
As at December 31, 2021, the recoverable amount of the Clearwater, Elmworth-Wapiti and Kaybob-Edson CGUs was estimated to be $2.0 billion. In 2020, the Company recorded a total impairment charge of $555 million in the Conventional segment due to a decline in forward commodity prices and changes in future development plans. As at December 31, 2021, the Company reversed the full amount of impairment losses of $378 million, net of dispositions and the DD&A that would have been recorded had no impairment been recorded. The reversal was primarily due to improved forward commodity prices.
The following table summarizes impairment reversals recorded in 2021 and estimated recoverable amounts as at December 31, 2021, by CGU:

	Reversal of Impairment	Recoverable Amount
Clearwater	145	427
Elmworth-Wapiti	115	747
Kaybob-Edson	118	837
Key Assumptions
The recoverable amounts (Level 3) of Cenovus’s upstream CGUs were determined based on FVLCOD. Key assumptions in the determination of future cash flows from reserves included forward prices and costs, consistent with Cenovus’s IQREs, costs to develop and the discount rates. The fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates as at December 31, 2021. All reserves were evaluated as at December 31, 2021, by the Company’s IQREs.
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2021, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2022	2023	2024	2025	2026	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	72.83	68.78	66.76	68.09	69.45	2.00%
Western Canadian Select (C$/barrel)	74.43	69.17	66.54	67.87	69.23	2.00%
Edmonton C5+ (C$/barrel)	91.85	85.53	82.98	84.63	86.33	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	3.56	3.20	3.05	3.10	3.17	2.00%
(1)      Assumes natural gas heating value of one million British thermal units per thousand cubic feet ("Mcf").
Discount Rates
Discounted future cash flows were determined by applying a discount rate between 10 percent and 15 percent based on the individual characteristics of the CGU, and other economic and operating factors.
Sensitivities
A one percent increase in the discount rate and a five percent decrease in forward price estimates would have no impact on the amount of impairment reversals recorded in the Clearwater, Elmworth-Wapiti and Kaybob-Edson CGUs at December 31, 2021.
A one percent increase in the discount rate and a five percent decrease in forward price estimates would have no impact on the results of the impairment tests performed on CGUs with associated goodwill.
iii) 2020 Impairment Charges and Reversals
As at March 31, 2020, the Company recorded an impairment loss of $315 million in the Conventional CGU due to a decline in forward crude oil and natural gas prices. As at December 31, 2020, the Company recorded an additional impairment loss of $240 million in the Conventional CGU due to a change in future development plans.
The following table summarizes impairment losses recorded in 2020 and estimated recoverable amounts as at December 31, 2020, by CGU:

	Impairment	Recoverable Amount
Clearwater	260	160
Elmworth-Wapiti	120	259
Kaybob-Edson	175	384
Key Assumptions
The recoverable amounts (Level 3) of Cenovus’s upstream CGUs were determined based on FVLCOD. Key assumptions in the determination of future cash flows from reserves included crude oil, NGLs and natural gas prices, costs to develop and the discount rate. The fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates at December 31, 2020. All reserves were evaluated as at December 31, 2020, by the Company’s IQREs.
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2020, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2021	2022	2023	2024	2025	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	47.17	50.17	53.17	54.97	56.07	2.00%
Western Canadian Select (C$/barrel)	44.63	48.18	52.10	54.10	55.19	2.00%
Edmonton C5+ (C$/barrel)	59.24	63.19	67.34	69.77	71.18	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	2.88	2.80	2.71	2.75	2.80	2.00%
(1)      Assumes gas heating value of one million British thermal units per Mcf.
Discount Rates
Discounted future cash flows were determined by applying a discount rate between 10 percent and 15 percent based on the individual characteristics of the CGU, and other economic and operating factors.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated impairment amount used in the impairment testing completed as at December 31, 2020, for the following CGUs:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	7	(7)	(68)	128
Elmworth-Wapiti	10	(10)	(71)	126
Kaybob-Edson	17	(19)	(71)	140
A one percent increase in the discount rate and a five percent decrease in forward price estimates would have no impact on the results of the impairment tests performed on CGUs with associated goodwillB) Downstream Cash-Generating Units
i) 2022 Impairment Charges and Reversals
As at December 31, 2022, the Company identified indicators of impairment for the Toledo CGU due to the pending acquisition of the remaining 50 percent from BP and a fire at the Toledo Refinery, and for the Superior CGU with the commissioning of the asset in preparation for restart. The total carrying amount of the Toledo and Superior CGUs was greater than the recoverable amount. An impairment charge of $1.5 billion was recorded as additional DD&A in the U.S. Manufacturing segment.
As at December 31, 2022, there were also indicators of impairment reversals for the Company’s Borger, Wood River and Lima CGUs due to an increase in forward crack spreads, resulting in higher margins for refined products. An assessment was performed that indicated the recoverable amount was greater than the carrying value of the associated CGUs. As at December 31, 2022, the Company reversed impairment charges of $1.2 billion, net of DD&A that would have been recorded had no impairment been recorded.
As at December 31, 2022, the aggregate recoverable amount of the U.S. Manufacturing CGUs was estimated to be $5.4 billion.
Key Assumptions
The recoverable amount (Level 3) of the U.S. Manufacturing CGUs were determined using FVLCOD. FVLCOD was calculated based on discounted after-tax cash flows using forward prices and cost estimates. Key assumptions in the determination of future cash flows included throughput, forward crude oil prices, forward crack spreads, future capital expenditures, future operating costs and discount rates. Forward crack spreads are based on an average of third-party consultant forecasts.
Crude Oil and Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at December 31, 2022, the forward prices used to determine future cash flows were:

(US$/barrel)	2023	2024	2025	2026	2027
West Texas Intermediate	80.33	78.50	76.95	77.61	79.16
Differential WTI-WTS	(0.56)	(0.56)	(0.56)	(0.56)	(0.56)
Differential WTI-WCS	(23.32)	(19.09)	(17.42)	(15.87)	(15.74)
Chicago 3-2-1 Crack Spreads (WTI)	29.37	24.10	22.12	21.70	21.67
Subsequent prices were extrapolated using a two percent growth rate to determine future cash flows up to the year 2032.
Discount Rates
Discounted future cash flows were determined by applying a discount rate of between 15 percent to 18 percent based on the individual characteristics of the CGU, and other economic and operating factors.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward crude oil and crack spreads would have on the net impairment amount recorded as at December 31, 2022, for the U.S. Manufacturing segment CGUs:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
U.S. Manufacturing	69	(65)	(268)	268

	Increase (Decrease) to Impairment Reversal Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
U.S. Manufacturing	(72)	14	168	(342)
ii) 2021 Impairment Charges and Reversals
As at December 31, 2021, lower forward pricing that would result in lower margins for refined products was identified as an indicator of impairment for the Borger, Wood River, Lima and Toledo CGUs. As at December 31, 2021, the total carrying amounts of the Borger, Wood River and Lima CGUs were greater than the recoverable amount of $2.5 billion. An impairment charge of $1.9 billion was recorded as additional DD&A in the U.S. Manufacturing segment. As at December 31, 2021, there was no impairment of the Toledo CGU.
Key Assumptions
The recoverable amount (Level 3) of the Borger, Wood River and Lima CGUs were determined using FVLCOD. FVLCOD was calculated based on discounted after-tax cash flows using forward prices and cost estimates. Key assumptions in the determination of future cash flows included throughput, forward crude oil prices, forward crack spreads, future capital expenditures, future operating costs and discount rates. Forward crack spreads were based on an average of third-party consultant forecasts.
Crude Oil and Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at December 31, 2021, the forward prices used to determine future cash flows were:

	2022 to 2023		2024 to 2026
(US$/barrel)	Low	High	Low	High
West Texas Intermediate	68.78	72.83	66.76	69.45
Differential WTI-WTS	—	0.01	(0.06)	(0.06)
Differential WTI-WCS	13.54	13.67	13.75	14.30
Chicago 3-2-1 Crack Spreads (WTI)	14.87	18.44	14.68	16.81
Subsequent prices were extrapolated using a two percent growth rate to determine future cash flows up to year 2037.
Discount Rates
Discounted future cash flows were determined by applying a discount rate of 10 percent to 12 percent based on the individual characteristics of the CGU, and other economic and operating factors.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward crude oil and crack spreads would have had on the calculated recoverable amounts used in the impairment testing completed as at December 31, 2021, for the following CGUs:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger, Wood River and Lima	251	(283)	(990)	996
iii) 2020 Impairment Charges and Reversals
As at September 30, 2020, the recovery in demand for refined products from the impact of the novel coronavirus lagged expectations and resulted in higher than anticipated inventory levels. These factors, along with low market crack spreads and crude oil processing runs for North American refineries, were identified as indicators of impairment for the Wood River and Borger CGUs. As at September 30, 2020, the carrying amount of the Borger CGU was greater than the recoverable amount and an impairment charge of $450 million was recorded as additional DD&A in the U.S. Manufacturing segment. The recoverable amount of the Borger CGU was estimated at $692 million. As at September 30, 2020, no impairment of the Wood River CGU was identified.
Key Assumptions
The recoverable amount (Level 3) of the Borger CGU was determined using FVLCOD. The FVLCOD was calculated based on discounted after-tax cash flows using forward prices and cost estimates. Key assumptions in the determination of future cash flows included forward crude oil prices, forward crack spreads, future capital expenditures, future operating costs, terminal values and the discount rate. Forward crack spreads were based on third-party consultant average forecasts.
Crude Oil and Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at September 30, 2020, the forward prices used to determine future cash flows were:

	2021 to 2022		2023 to 2025
(US$/barrel)	Low	High	Low	High
West Texas Intermediate	36.36	50.84	49.66	58.74
Differential WTI-WTS	0.37	1.73	1.21	1.81
Group 3 3-2-1 Crack Spreads (WTI)	11.56	13.23	11.79	16.58
Subsequent prices were extrapolated using a two percent growth rate to determine future cash flows up to year 2035.
Discount Rates
Discounted future cash flows were determined by applying a discount rate of 10 percent based on the individual characteristics of the CGU, and other economic and operating factors.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount used in the impairment testing completed as at September 30, 2020, for the following CGU:

	Increase (Decrease) to Impairment Amount
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger	89	(110)	(348)	342